SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Credit Loss [Abstract]
Accounts receivable	$ 6,167,498	$ 5,864,040
Less: allowance for doubtful accounts	(14,691)	(93,032)
Accounts receivable, net	$ 6,152,807	$ 5,771,008